Oil and Natural Gas Property Transactions - Narrative (Details) MMcf in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) a day well $ / BTU	Dec. 31, 2017 USD ($) a well MMcf	Dec. 31, 2016 USD ($) a well VPP
Business Acquisition [Line Items]
Gain (loss) on sale of oil and natural gas properties	$ 0
Proceeds from divestitures of proved and unproved properties	2,231	$ 1,249	$ 1,406
Payments for restructuring	38
Impairments	$ 131	$ 814	$ 563
Number of VPP transactions | VPP			4
Corporate VPP [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of oil and natural gas properties			$ 351
Payments to acquire oil and gas property			259
Mid-Continent [Member]
Business Acquisition [Line Items]
Area of land, net (in acres) | a	238,500
Productive gas wells, number of wells, net | well	3,200
Gain (loss) on sale of oil and natural gas properties	$ 12
Proceeds from divestitures of proved and unproved properties	491
Haynesville Shale [Member]
Business Acquisition [Line Items]
Area of land, net (in acres) | a		119,500
Productive gas wells, number of wells, net | well		576
Gain (loss) on sale of oil and natural gas properties		$ 326
Proceeds from divestitures of proved and unproved properties		$ 915
Payments to acquire oil and gas property			$ 85
Haynesville Shale [Member] | Natural gas [Member]
Business Acquisition [Line Items]
Proved developed reserves (volume) | MMcf		80
Other Properties [Member]
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties	37	$ 350
Barnett Shale [Member]
Business Acquisition [Line Items]
Area of land, net (in acres) | a			212,000
Gain (loss) on sale of oil and natural gas properties	$ 192
Proceeds from divestitures of proved and unproved properties			$ 218
Devonian Shale [Member]
Business Acquisition [Line Items]
Area of land, net (in acres) | a			1,300,000
Proceeds from divestitures of proved and unproved properties			$ 140
Number of wells | well			5,300
Number of VPP transactions | VPP			1
Devonian Shale [Member] | Corporate VPP [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of oil and natural gas properties			$ 47
Payments to acquire oil and gas property			127
Other Noncore [Member]
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties			1,048
Other, Barnett Shale exit costs, termination of Gathering Agreement [Member]
Business Acquisition [Line Items]
Loss on contract termination			361
Payments for restructuring			58
Impairments			361
Deferred charges			58
Barnett Shale exit costs [Member]
Business Acquisition [Line Items]
Impairments			284
Devonian Shale exit costs [Member]
Business Acquisition [Line Items]
Impairments			$ 142
Oil and Gas Properties [Member] | Mid-Continent [Member]
Business Acquisition [Line Items]
Assets held-for-sale		$ 128
Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Business Acquisition [Line Items]
Area of land, gross (in acres) | a	1,500,000
Area of land, net (in acres) | a	900,000
Productive gas wells, number of wells, net | well	920
Consideration received	$ 1,868
Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member] | Synthetic Gas [Member]
Business Acquisition [Line Items]
Net rentable area (in acres) | a	320,000
Future natural gas prices [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Business Acquisition [Line Items]
Consideration received	$ 100
Period of trading days | day	20
Consecutive trading days | day	30
2022 NYMEX natural gas [Member] | Future natural gas prices [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Business Acquisition [Line Items]
Consideration received	$ 50
Gain (loss) on sale of oil and natural gas properties	$ (273)
2022 NYMEX natural gas [Member] | Future natural gas prices 2022 [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU	3.00
2022 NYMEX natural gas [Member] | Future natural gas prices 2023 [Member] | Utica Shale [Member] | Disposal group, disposed of by sale, not discontinued operations [Member]
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU	3.25